CONSOLIDATED STATEMENT OF CASH FLOWS UNAUDITED - USD ($)	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Cash flows from operating activities:
Net loss	$ (245,958)	$ (270,344)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	12,757	30,011
Gain on forgiveness of payables and liabilities	0	181,055
Change in fair market of derivative liabilities	(126,178)	0
Loss on notes payable convertible option	8,196	0
Issuance of common stock for legal settlement	0	0
Amortization of debt discount	17,333	0
Bad debt expense	0	0
Exceptional Costs gain	0	25,260
Gain on partial extinguishment of debt	4,234	0
Changes in operating assets and liabilities:
Accounts receivable	7,711	(136,294)
Prepaid expenses and other assets	2,647	58,451
Accounts payable and accrued expenses	112,696	266,803
Operating lease liabilities, net	0	(527,409)
Other current liabilities	48,217	1,684
Other assets	4,574	449,556
Other liabilities	(186,821)	0
Net cash provided (used) in operating activities	(340,593)	78,773
Cash flows from investing activities:
Proceeds (purchases) of property and equipment	0	19,675
Investment in joint venture	0	0
Issuance of note receivable, related party	0	0
Advances to related party	0	0
Net cash provided (used) in investing activities	0	19,675
Cash flows from financing activities:
Issuance of common stock, net of fees	135,222	439,370
Proceeds from convertible notes	50,000	15,270
Net repayments of loan payable	(73,342)	(136,159)
Net cash provided (used) by financing activities	111,880	318,481
Net change in cash	(228,713)	416,929
Effect of exchange rate on cash	219,298	(395,675)
Cash at beginning of year	62,786	86,531
Cash at end of year	53,371	107,785
Supplemental disclosure of cash flow information:
Cash paid for interest	5,718	18,971
Cash paid for income taxes	0	0
Non-cash financing and investing activities:
Conversion of convertible debt	65,550	109,521
Partial extinguishment of loan payable	$ 97,006	$ 0